Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000130148_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000130148_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000130148_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 11,128
C000130148_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 11,623
C000130148_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 13,498
C000130148_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 15,711
C000130148_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 16,819
C000130148_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 18,657
C000130148_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 25,882
C000130148_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 23,979
C000130148_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 27,013
C000130148_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,705	$ 32,705	$ 32,705	$ 32,705
C000130148_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.07%
C000130148_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.23%
C000130148_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.58%
C000013950_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000013950_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013950_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													11,128
C000013950_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,623
C000013950_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,498
C000013950_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,711
C000013950_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,819
C000013950_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,657
C000013950_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,882
C000013950_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						23,979
C000013950_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					27,013
C000013950_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,705	$ 32,705	$ 32,705	$ 32,705
C000013950_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.07%
C000013950_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.23%
C000013950_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.58%
C000013946_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000013946_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013946_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													11,128
C000013946_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,623
C000013946_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,498
C000013946_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,711
C000013946_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,819
C000013946_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,657
C000013946_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,882
C000013946_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						23,979
C000013946_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					27,013
C000013946_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,705	$ 32,705	$ 32,705	$ 32,705
C000013946_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.07%
C000013946_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.23%
C000013946_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.58%
C000013948_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000013948_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013948_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													11,128
C000013948_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,623
C000013948_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,498
C000013948_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,711
C000013948_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,819
C000013948_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,657
C000013948_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,882
C000013948_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						23,979
C000013948_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					27,013
C000013948_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,705	$ 32,705	$ 32,705	$ 32,705
C000013948_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.07%
C000013948_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.23%
C000013948_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.58%
C000013949_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000013949_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013949_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													11,128
C000013949_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,623
C000013949_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,498
C000013949_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,711
C000013949_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,819
C000013949_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,657
C000013949_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,882
C000013949_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						23,979
C000013949_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					27,013
C000013949_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,705	$ 32,705	$ 32,705	$ 32,705
C000013949_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.07%
C000013949_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.23%
C000013949_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.58%
C000130148_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000130148_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000130148_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,345
C000130148_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												9,677
C000130148_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,277
C000130148_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,697
C000130148_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									12,259
C000130148_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								12,744
C000130148_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							20,269
C000130148_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,085
C000130148_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					20,233
C000130148_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,701	$ 24,701	$ 24,701	$ 24,701
C000130148_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity U.S. Leveraged Stock Linked Index℠
C000130148_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000130148_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,817
C000130148_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												9,034
C000130148_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,656
C000130148_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,441
C000130148_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,745
C000130148_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,547
C000130148_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							15,059
C000130148_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						14,240
C000130148_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					15,468
C000130148_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	18,193	18,193	18,193	$ 18,193
C000130148_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Index
C000130148_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000130148_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													11,069
C000130148_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,554
C000130148_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,060
C000130148_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										14,817
C000130148_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,811
C000130148_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								16,134
C000130148_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							23,004
C000130148_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,743
C000130148_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,558
C000130148_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 25,645	$ 25,645	$ 25,645	$ 25,645
C000130148_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.08%
C000130148_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.04%
C000130148_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.46%
C000130148_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.62%
C000130148_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.11%
C000130148_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			6.17%
C000130148_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.69%
C000130148_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.16%
C000130148_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.88%
C000013950_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000013950_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013950_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,333
C000013950_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												9,653
C000013950_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,233
C000013950_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,633
C000013950_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									12,180
C000013950_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								12,646
C000013950_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							20,090
C000013950_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,903
C000013950_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					20,007
C000013950_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,391	$ 24,391	$ 24,391	$ 24,391
C000013950_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity U.S. Leveraged Stock Linked Index℠
C000013950_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013950_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,817
C000013950_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												9,034
C000013950_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,656
C000013950_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,441
C000013950_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,745
C000013950_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,547
C000013950_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							15,059
C000013950_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						14,240
C000013950_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					15,468
C000013950_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	18,193	18,193	18,193	$ 18,193
C000013950_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Index
C000013950_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013950_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													11,069
C000013950_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,554
C000013950_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,060
C000013950_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										14,817
C000013950_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,811
C000013950_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								16,134
C000013950_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							23,004
C000013950_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,743
C000013950_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,558
C000013950_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 25,645	$ 25,645	$ 25,645	$ 25,645
C000013950_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.92%
C000013950_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.90%
C000013950_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.33%
C000013950_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.62%
C000013950_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.11%
C000013950_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			6.17%
C000013950_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.69%
C000013950_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.16%
C000013950_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.88%
C000013946_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000013946_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														9,425
C000013946_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,713
C000013946_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												9,049
C000013946_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,504
C000013946_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,781
C000013946_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									11,329
C000013946_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								11,732
C000013946_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							18,586
C000013946_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						16,522
C000013946_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					18,414
C000013946_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 22,388	$ 22,388	$ 22,388	$ 22,388
C000013946_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity U.S. Leveraged Stock Linked Index℠
C000013946_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013946_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,817
C000013946_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												9,034
C000013946_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,656
C000013946_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,441
C000013946_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,745
C000013946_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,547
C000013946_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							15,059
C000013946_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						14,240
C000013946_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					15,468
C000013946_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	18,193	18,193	18,193	$ 18,193
C000013946_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Index
C000013946_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013946_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													11,069
C000013946_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,554
C000013946_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,060
C000013946_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										14,817
C000013946_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,811
C000013946_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								16,134
C000013946_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							23,004
C000013946_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,743
C000013946_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,558
C000013946_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 25,645	$ 25,645	$ 25,645	$ 25,645
C000013946_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.59%
C000013946_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.25%
C000013946_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.39%
C000013946_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.58%
C000013946_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.59%
C000013946_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.04%
C000013946_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.62%
C000013946_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.11%
C000013946_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			6.17%
C000013946_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.69%
C000013946_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.16%
C000013946_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.88%
C000013948_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000013948_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013948_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,230
C000013948_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												9,460
C000013948_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,897
C000013948_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,134
C000013948_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									11,578
C000013948_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								11,897
C000013948_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							18,707
C000013948_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						16,497
C000013948_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					18,387
C000013948_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 22,355	$ 22,355	$ 22,355	$ 22,355
C000013948_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity U.S. Leveraged Stock Linked Index℠
C000013948_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013948_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,817
C000013948_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												9,034
C000013948_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,656
C000013948_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,441
C000013948_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,745
C000013948_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,547
C000013948_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							15,059
C000013948_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						14,240
C000013948_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					15,468
C000013948_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	18,193	18,193	18,193	$ 18,193
C000013948_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Index
C000013948_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013948_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													11,069
C000013948_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,554
C000013948_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,060
C000013948_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										14,817
C000013948_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,811
C000013948_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								16,134
C000013948_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							23,004
C000013948_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,743
C000013948_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,558
C000013948_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 25,645	$ 25,645	$ 25,645	$ 25,645
C000013948_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.67%
C000013948_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.72%
C000013948_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.38%
C000013948_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.67%
C000013948_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.72%
C000013948_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.38%
C000013948_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.62%
C000013948_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.11%
C000013948_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			6.17%
C000013948_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.69%
C000013948_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.16%
C000013948_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.88%
C000013949_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000013949_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														9,650
C000013949_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,922
C000013949_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												9,222
C000013949_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,677
C000013949_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,947
C000013949_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									11,462
C000013949_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								11,838
C000013949_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							18,709
C000013949_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						16,589
C000013949_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					18,446
C000013949_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 22,371	$ 22,371	$ 22,371	$ 22,371
C000013949_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity U.S. Leveraged Stock Linked Index℠
C000013949_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013949_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,817
C000013949_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												9,034
C000013949_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,656
C000013949_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,441
C000013949_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,745
C000013949_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,547
C000013949_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							15,059
C000013949_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						14,240
C000013949_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					15,468
C000013949_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	18,193	18,193	18,193	$ 18,193
C000013949_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Index
C000013949_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000013949_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 11,069
C000013949_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 11,554
C000013949_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 13,060
C000013949_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 14,817
C000013949_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 15,811
C000013949_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 16,134
C000013949_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 23,004
C000013949_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 20,743
C000013949_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 22,558
C000013949_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 25,645	$ 25,645	$ 25,645	$ 25,645
C000013949_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.04%
C000013949_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.50%
C000013949_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.38%
C000013949_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.28%
C000013949_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.31%
C000013949_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.77%
C000013949_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.62%
C000013949_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.11%
C000013949_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			6.17%
C000013949_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.69%
C000013949_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.16%
C000013949_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.88%